                            OPPENHEIMER BOND FUND

                   Supplement dated December 5, 2003 to the
         Statement of Additional Information dated February 25, 2003

1.    The  supplement  dated June 27,  2003 is deleted  and  replaced  by this supplement.

2.    The section  "Loans of Portfolio  Securities"  under the caption  "About the Fund - Additional  Information About the Fund's Investment  Policies
      and Risks - Other  Investment  Techniques and  Strategies" on page 16 is deleted and replaced with the following:

            |X|  Loans  of  Portfolio  Securities.   The  Fund  may  lend  its
         portfolio securities to brokers,  dealers and financial  institutions
         pursuant  to  the  Securities   Lending  Agreement  (the  "Securities
         Lending   Agreement")   with  JP  Morgan   Chase,   subject   to  the
         restrictions  stated  in the  Prospectus.  The Fund  would  lend such portfolio  securities  to attempt  to  increase  the  Fund's  income.
         Under the  Securities  Lending  Agreement and  applicable  regulatory requirements  (which are  subject  to  change),  the loan  collateral must,  on each  business  day,  be at least equal to the value of the loaned  securities  and must consist of cash,  bank letters of credit
         or   securities   of  the  U.S.   Government   (or  its  agencies  or
         instrumentalities),  or other cash  equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate  a bank to pay to JP Morgan  Chase,  as agent, amounts  demanded  by the Fund if the  demand  meets the terms of the letter.  Such  terms of the  letter of credit  and the  issuing  bank must be  satisfactory  to JP Morgan Chase and the Fund. The Fund will receive,  pursuant to the Securities  Lending  Agreement,  80% of all annual  net  income  (i.e.,  net of  rebates  to the  Borrower)  from securities  lending  transactions.  JP Morgan  Chase has  agreed,  in general,  to guarantee the  obligations of borrowers to return loaned securities and to be responsible for expenses  relating to securities lending. The Fund will be responsible,  however, for risks associated with the investment of cash  collateral,  including the risk that the issuer  of the  security  in  which  the  cash  collateral  has  been
         invested   defaults.   The  Securities   Lending   Agreement  may  be
         terminated  by either JP Morgan Chase or the Fund on 30 days' written notice.  The terms of the  Fund's  loans  must  also meet  applicable tests  under  the  Internal  Revenue  Code  and  permit  the  Fund to reacquire loaned  securities on five business days' notice or in time to vote on any  important  matter.  The Fund may lend  securities  in amounts up to 25% of the value of the Fund's net assets.

3.    The  first  paragraph  of the  section  titled  "Regulatory  Aspects  of
      Hedging Instruments" on page 28 is replaced with the following:

            o  Regulatory  Aspects of  Hedging  Instruments.  The  Commodities
         Futures   Trading   Commission  (the  "CFTC")   recently   eliminated
         limitations  on  futures  trading  by  certain   regulated   entities
         including   registered    investment   companies   and   consequently
         registered  investment  companies  may  engage in  unlimited  futures transactions  and options  thereon  provided  that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed  such an  exclusion  from  registration  as a commodity  pool operator under the Commodity  Exchange Act ("CEA").  The Fund may use futures  and options  for  hedging  and  non-hedging  purposes to the extent  consistent  with  its  investment  objective,  internal  risk management  guidelines  adopted by the Fund's investment  advisor (as they may be amended from time to time),  and as  otherwise  set forth in the Fund's prospectus or this statement of additional information.

4.    Effective  October  27,  2003  Mr.  Richard  Grabish  was  elected  as a
      Director/Trustee  of all the  Board  II Funds  (with  the  exception  of
      Oppenheimer  Senior Floating Rate Fund).  The first sentence of the last paragraph  under the section  titled  "Board of Trustees  and  Oversight
      Committees" on page 33 is revised to read as follows:

         The members of the Review  Committee  are Jon S.  Fossel  (Chairman),
         Robert G. Avis, Richard Grabish,  Sam Freedman,  Beverly Hamilton and
         F. William Marshall, Jr.

5.    The first two  paragraphs of the section  titled  "Trustees and Officers of the Fund" on page 34 are revised to read as follows:

         Trustees  and  Officers of the Fund.  Except for  Messrs.  Murphy and
         Grabish,  each of the Trustees are  "Independent  Trustees" under the
         Investment  Company  Act.  Mr.  Murphy  is an  "Interested  Trustee,"
         because he is affiliated  with the Manager by virtue of his positions as an officer and director of the Manager,  and as a  shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the Fund with the  understanding  that in the  event he ceases to be the chief executive officer of the Manager,  he will resign as a trustee of the
         Fund and the other Board II Funds  (defined  below) for which he is a trustee or director.  Mr. Grabish is an "Interested  Trustee" because he is affiliated  with  Centennial  Asset  Management  Corporation (a wholly-owned  investment  advisory  subsidiary  of the  Manager),  by virtue of his  positions  with  A.G.  Edwards  & Sons,  Inc.  and its affiliates (as described in his biography below),  which is a partial owner of the Manager's parent company.

            The Fund's  Trustees and officers  and their  positions  held with the  Fund  and  length  of  service  in such  position(s)  and  their principal  occupations and business affiliations during the past five years  are  listed  in the  chart  below.  The  information  for  the
         Trustees  also  includes  the  dollar  range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the Trustees.  All of the
         Trustees are also trustees or directors of the following  Oppenheimer funds (except for Ms.  Hamilton and Messrs.  Grabish and Malone,  who
         are not Trustees of Oppenheimer  Senior Floating Rate Fund) (referred to as "Board II Funds"):

6.    The  following  biography  is added to page 38 directly  above the chart for "Interested Trustee and Officer":

         The address of Mr.  Grabish in the chart below is 6803 S. Tucson Way,
         Centennial,  CO 80112.  Mr.  Grabish  serves for an indefinite  term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5   Dollar      Aggregate
                                                                      Dollar Range
                                                                      Of Shares
                                                                      Beneficially
                                                                      Owned in Any
                                                                      of the
Position(s) Held  Years;                                  Range of    Oppenheimer/
with Fund,        Other Trusteeships/Directorships Held   Shares      Centennial
Length of         by Trustee;                             BeneficiallyFunds
Service,          Number of Portfolios in Fund Complex    Owned in    Overseen by
Age               Currently Overseen by Trustee           the Fund    Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                           As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard F.        Senior   Vice   President,    Assistant $0          Over $100,000
Grabish,          Director of Sales and Marketing  (since
Trustee since     March  1997),  and  Manager  of Private
2003              Client  Services  (since June 1985) for
Age: 55           A.G.     Edwards    &    Sons,     Inc.
                  (broker/dealer  and  investment  firm).
                  Chairman  and Chief  Executive  Officer
                  (since  March  2001)  of  A.G.  Edwards
                  Trust  Company;  Director  (since March
                  1988)  of A.G.  Edwards  &  Sons,  Inc.
                  Formerly  (until March 1987)  President
                  and  Vice  Chairman  of  A.G.   Edwards
                  Trust  Company.  Oversees 37 portfolios
                  in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

7.    The following  information is added to the Trustee compensation table on page 41:

       -------------------------------------------------------------------
                                     Aggregate       Total Compensation
       Trustee  Name  and  Other                     From Fund and Fund
       Fund    Position(s)   (as   Compensation       Complex Paid to
       applicable)                  from Fund1           Trustees*
       -------------------------------------------------------------------
       -------------------------------------------------------------------
       Richard F. Grabish               $0                $9,0132
       Review Committee Member
       -------------------------------------------------------------------
2.    "Total  Compensation From Fund and Fund Complex" paid to Mr. Grabish was paid  by  Centennial  Government  Trust,  Centennial  California  Tax
         Exempt Trust,  Centennial Money Market Trust, Centennial New York Tax
         Exempt  Trust,  Centennial  Tax Exempt Trust and  Centennial  America
         Fund,  L.P. for service as a Trustee  during  calendar year 2002. Mr.
         Grabish was appointed to the Review Committee  effective February 24,
         2003 and was  elected  as a Trustee  of all Board II Funds  (with the
         exception  of  Oppenheimer   Senior  Floating  Rate  Fund)  effective
         October 27, 2003

December 5, 2003                                              PX0285.015